Other Payables	12 Months Ended
Mar. 31, 2026
Other Payables [Abstract]
OTHER PAYABLES

Note 14 — OTHER PAYABLES

The components of other payables are as follows:

	As of March 31,
Other payables	2025	2026	2026
	S$	S$	US$
Current
Accrued expenses	1,952,121	1,471,286	1,140,467
Other payables	256,229	217,272	168,418
	2,208,350	1,688,558	1,308,885

Accrued expenses mainly consist of professional service fees and cost incurred for operating activities which are yet to bill.

Other payables mainly consist of payable for other services and utilities expenses.